Financial risk review - Schedule of Credit Risk Exposure (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Securities at amortized cost
Credit risk
Financial assets	$ 1,360,497	$ 1,103,755
Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	1,360,497	1,103,755
Allowance | Securities at amortized cost
Credit risk
Financial assets	983	1,311	$ 1,632
Allowance | FVOCI
Credit risk
Financial assets	16	23	1
Expected credit losses individually assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets	0	0	0
Expected credit losses individually assessed | Allowance | FVOCI
Credit risk
Financial assets	0	0	0
Current | Expected credit losses collectively assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets	918	1,133	1,230
Current | Expected credit losses collectively assessed | Allowance | FVOCI
Credit risk
Financial assets	16	23	1
Total | Expected credit losses collectively assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets	65	178	402
Total | Expected credit losses collectively assessed | Allowance | FVOCI
Credit risk
Financial assets	0	0	0
Bank deposits | Allowance
Credit risk
Financial assets	155	0
Bank deposits | Expected credit losses individually assessed | Allowance
Credit risk
Financial assets	0	0
Bank deposits | Current | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	155	0
Bank deposits | Total | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	0	0
Loans
Credit risk
Financial assets	9,158,236	8,461,987
Loans | Securities at amortized cost
Credit risk
Financial assets	9,158,236	8,461,987
Loans | FVOCI
Credit risk
Financial assets	77,240	0
Loans | Carrying amount - principal
Credit risk
Financial assets	9,158,236	8,461,987
Loans | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	9,158,236	8,461,987
Loans | Carrying amount - principal | FVOCI
Credit risk
Financial assets	77,240	0
Loans | Allowance
Credit risk
Financial assets	93,808	78,158
Loans | Allowance | Securities at amortized cost
Credit risk
Financial assets		78,158	59,410
Loans | Allowance | FVOCI
Credit risk
Financial assets	468	0
Loans | Expected credit losses individually assessed | Allowance
Credit risk
Financial assets	28,979	12,483
Loans | Expected credit losses individually assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets		12,483	6,898
Loans | Expected credit losses individually assessed | Allowance | FVOCI
Credit risk
Financial assets	0	0
Loans | Current | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	31,660	45,635
Loans | Current | Expected credit losses collectively assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets		45,635	34,778
Loans | Current | Expected credit losses collectively assessed | Allowance | FVOCI
Credit risk
Financial assets	468	0
Loans | Total | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	33,169	20,040
Loans | Total | Expected credit losses collectively assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets		20,040	17,734
Loans | Total | Expected credit losses collectively assessed | Allowance | FVOCI
Credit risk
Financial assets	0	0
Commitments, financial guarantee contracts and acceptances outstanding
Credit risk
Financial assets	2,002,254	1,659,445
Commitments, financial guarantee contracts and acceptances outstanding | Carrying amount - principal
Credit risk
Financial assets	161,597	245,065
Commitments, financial guarantee contracts and acceptances outstanding | Allowance
Credit risk
Financial assets	12,130	5,375	5,059
Commitments, financial guarantee contracts and acceptances outstanding | Expected credit losses individually assessed | Allowance
Credit risk
Financial assets	0	0	0
Commitments, financial guarantee contracts and acceptances outstanding | Current | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	12,128	4,815	3,905
Commitments, financial guarantee contracts and acceptances outstanding | Total | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	2	560	$ 1,154
Credit risk | Securities at amortized cost
Credit risk
Financial assets	1,359,514	1,102,444
Credit risk | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	1,360,497	1,103,755
Credit risk | Allowance | Securities at amortized cost
Credit risk
Financial assets	(983)	(1,311)
Credit risk | Allowance | FVOCI
Credit risk
Financial assets	(16)	(23)
Credit risk | Grades 1 - 4 | 0.05-0.38 | Securities at amortized cost
Credit risk
Financial assets	$ 1,294,293
Credit risk | Grades 1 - 4 | 0.05-0.38 | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.05
Credit risk | Grades 1 - 4 | 0.05-0.38 | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.38
Credit risk | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	$ 69,476
Credit risk | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Minimum of the year | FVOCI
Credit risk
Probability of Default	0.05
Credit risk | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Maximum of the year | FVOCI
Credit risk
Probability of Default	0.38
Credit risk | Grades 1 - 4 | 0.05-0.41 | Securities at amortized cost
Credit risk
Financial assets		$ 1,020,297
Credit risk | Grades 1 - 4 | 0.05-0.41 | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default		0.05
Credit risk | Grades 1 - 4 | 0.05-0.41 | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default		0.41
Credit risk | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | FVOCI
Credit risk
Financial assets		$ 99,486
Credit risk | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Minimum of the year | FVOCI
Credit risk
Probability of Default		0.05
Credit risk | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Maximum of the year | FVOCI
Credit risk
Probability of Default		0.41
Credit risk | Grades 5 - 6 | 0.39-3.81 | Securities at amortized cost
Credit risk
Financial assets	$ 66,204
Credit risk | Grades 5 - 6 | 0.39-3.81 | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.39
Credit risk | Grades 5 - 6 | 0.39-3.81 | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	3.81
Credit risk | Grades 5 - 6 | 0.42-3.81 | Securities at amortized cost
Credit risk
Financial assets		$ 83,458
Credit risk | Grades 5 - 6 | 0.42-3.81 | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default		0.42
Credit risk | Grades 5 - 6 | 0.42-3.81 | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default		3.81
Credit risk | Current | Expected credit losses collectively assessed | Securities at amortized cost
Credit risk
Financial assets	$ 1,348,925	$ 1,092,140
Credit risk | Current | Expected credit losses collectively assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	1,349,843	1,093,273
Credit risk | Current | Expected credit losses collectively assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets	(918)	(1,133)
Credit risk | Current | Expected credit losses collectively assessed | Allowance | FVOCI
Credit risk
Financial assets	(16)	(23)
Credit risk | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Securities at amortized cost
Credit risk
Financial assets	1,294,293
Credit risk | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Securities at amortized cost
Credit risk
Financial assets		1,020,297
Credit risk | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	69,476	99,486
Credit risk | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Securities at amortized cost
Credit risk
Financial assets	55,550
Credit risk | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Securities at amortized cost
Credit risk
Financial assets		72,976
Credit risk | Total | Expected credit losses collectively assessed | Securities at amortized cost
Credit risk
Financial assets	10,589	10,304
Credit risk | Total | Expected credit losses collectively assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	10,654	10,482
Credit risk | Total | Expected credit losses collectively assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets	(65)	(178)
Credit risk | Total | Expected credit losses collectively assessed | Allowance | FVOCI
Credit risk
Financial assets	0	0
Credit risk | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	0
Credit risk | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Securities at amortized cost
Credit risk
Financial assets		0
Credit risk | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | FVOCI
Credit risk
Financial assets		0
Credit risk | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Securities at amortized cost
Credit risk
Financial assets	10,654
Credit risk | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Securities at amortized cost
Credit risk
Financial assets		10,482
Credit risk | Bank deposits
Credit risk
Financial assets	1,923,731	1,965,145
Credit risk | Bank deposits | Carrying amount - principal
Credit risk
Financial assets	1,923,886	1,965,145
Credit risk | Bank deposits | Allowance
Credit risk
Financial assets	(155)	0
Credit risk | Bank deposits | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	$ 1,923,151
Credit risk | Bank deposits | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Minimum of the year
Credit risk
Probability of Default	0.05
Credit risk | Bank deposits | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	0.38
Credit risk | Bank deposits | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		$ 1,964,543
Credit risk | Bank deposits | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Minimum of the year
Credit risk
Probability of Default		0.05
Credit risk | Bank deposits | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		0.41
Credit risk | Bank deposits | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	$ 660
Credit risk | Bank deposits | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Minimum of the year
Credit risk
Probability of Default	0.39
Credit risk | Bank deposits | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	3.81
Credit risk | Bank deposits | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		$ 593
Credit risk | Bank deposits | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Minimum of the year
Credit risk
Probability of Default		0.42
Credit risk | Bank deposits | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default		3.81
Credit risk | Bank deposits | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	$ 75	$ 9
Credit risk | Bank deposits | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal | Minimum of the year
Credit risk
Probability of Default	3.82	3.82
Credit risk | Bank deposits | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal | Maximum of the year
Credit risk
Probability of Default	34.52	34.52
Credit risk | Bank deposits | Expected credit losses individually assessed
Credit risk
Financial assets	$ 0	$ 0
Credit risk | Bank deposits | Expected credit losses individually assessed | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Bank deposits | Expected credit losses individually assessed | Allowance
Credit risk
Financial assets	0	0
Credit risk | Bank deposits | Expected credit losses individually assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Bank deposits | Expected credit losses individually assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Bank deposits | Expected credit losses individually assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Bank deposits | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Bank deposits | Expected credit losses individually assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Bank deposits | Current | Expected credit losses collectively assessed
Credit risk
Financial assets	1,923,731	1,965,145
Credit risk | Bank deposits | Current | Expected credit losses collectively assessed | Carrying amount - principal
Credit risk
Financial assets	1,923,886	1,965,145
Credit risk | Bank deposits | Current | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	(155)	0
Credit risk | Bank deposits | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	1,923,151
Credit risk | Bank deposits | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		1,964,543
Credit risk | Bank deposits | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	660
Credit risk | Bank deposits | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		593
Credit risk | Bank deposits | Current | Expected credit losses collectively assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	75	9
Credit risk | Bank deposits | Total | Expected credit losses collectively assessed
Credit risk
Financial assets	0	0
Credit risk | Bank deposits | Total | Expected credit losses collectively assessed | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Bank deposits | Total | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	0	0
Credit risk | Bank deposits | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Bank deposits | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Bank deposits | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Bank deposits | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Bank deposits | Total | Expected credit losses collectively assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Loans | Securities at amortized cost
Credit risk
Financial assets	9,064,428	8,383,829
Credit risk | Loans | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	9,158,236	8,461,987
Credit risk | Loans | Carrying amount - principal | FVOCI
Credit risk
Financial assets	77,240
Credit risk | Loans | Allowance | Securities at amortized cost
Credit risk
Financial assets	(93,808)	(78,158)
Credit risk | Loans | Allowance | FVOCI
Credit risk
Financial assets	(468)
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	5,399,585
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	$ 15,627
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.05
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Minimum of the year | FVOCI
Credit risk
Probability of Default	0.05
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.38
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Maximum of the year | FVOCI
Credit risk
Probability of Default	0.38
Credit risk | Loans | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets		$ 2,971,709
Credit risk | Loans | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default		0.05
Credit risk | Loans | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default		0.41
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	$ 3,491,032
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	$ 61,613
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	0.39
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Minimum of the year | FVOCI
Credit risk
Probability of Default	0.39
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	3.81
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Maximum of the year | FVOCI
Credit risk
Probability of Default	3.81
Credit risk | Loans | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets		$ 5,004,052
Credit risk | Loans | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default		0.42
Credit risk | Loans | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default		3.81
Credit risk | Loans | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	$ 227,634	$ 468,713
Credit risk | Loans | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	3.82	3.82
Credit risk | Loans | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	34.52	34.52
Credit risk | Loans | Grades 9 - 10 | 34.53-100 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	$ 39,985	$ 17,513
Credit risk | Loans | Grades 9 - 10 | 34.53-100 | Carrying amount - principal | Minimum of the year | Securities at amortized cost
Credit risk
Probability of Default	34.53	34.53
Credit risk | Loans | Grades 9 - 10 | 34.53-100 | Carrying amount - principal | Maximum of the year | Securities at amortized cost
Credit risk
Probability of Default	100	100
Credit risk | Loans | Expected credit losses individually assessed | Securities at amortized cost
Credit risk
Financial assets	$ 11,006	$ 5,030
Credit risk | Loans | Expected credit losses individually assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	39,985	17,513
Credit risk | Loans | Expected credit losses individually assessed | Carrying amount - principal | FVOCI
Credit risk
Financial assets	0
Credit risk | Loans | Expected credit losses individually assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets	(28,979)	(12,483)
Credit risk | Loans | Expected credit losses individually assessed | Allowance | FVOCI
Credit risk
Financial assets	0
Credit risk | Loans | Expected credit losses individually assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Loans | Expected credit losses individually assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	0
Credit risk | Loans | Expected credit losses individually assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets		0
Credit risk | Loans | Expected credit losses individually assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Loans | Expected credit losses individually assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	0
Credit risk | Loans | Expected credit losses individually assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets		0
Credit risk | Loans | Expected credit losses individually assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Loans | Expected credit losses individually assessed | Grades 9 - 10 | 34.53-100 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	39,985	17,513
Credit risk | Loans | Current | Expected credit losses collectively assessed | Securities at amortized cost
Credit risk
Financial assets	8,905,572	8,027,883
Credit risk | Loans | Current | Expected credit losses collectively assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	8,937,232	8,073,518
Credit risk | Loans | Current | Expected credit losses collectively assessed | Carrying amount - principal | FVOCI
Credit risk
Financial assets	77,240
Credit risk | Loans | Current | Expected credit losses collectively assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets	(31,660)	(45,635)
Credit risk | Loans | Current | Expected credit losses collectively assessed | Allowance | FVOCI
Credit risk
Financial assets	(468)
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	5,399,585
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	15,627
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets		2,971,709
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	3,412,140
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	61,613
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets		4,704,760
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	125,507	397,049
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 9 - 10 | 34.53-100 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Securities at amortized cost
Credit risk
Financial assets	147,850	350,916
Credit risk | Loans | Total | Expected credit losses collectively assessed | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	181,019	370,956
Credit risk | Loans | Total | Expected credit losses collectively assessed | Carrying amount - principal | FVOCI
Credit risk
Financial assets	0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Allowance | Securities at amortized cost
Credit risk
Financial assets	(33,169)	(20,040)
Credit risk | Loans | Total | Expected credit losses collectively assessed | Allowance | FVOCI
Credit risk
Financial assets	0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets		0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	78,892
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal | FVOCI
Credit risk
Financial assets	0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets		299,292
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	102,127	71,664
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 9 - 10 | 34.53-100 | Carrying amount - principal | Securities at amortized cost
Credit risk
Financial assets	0	0
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding
Credit risk
Financial assets	1,990,124	1,654,070
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding | Carrying amount - principal
Credit risk
Financial assets	2,002,254	1,659,445
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding | Allowance
Credit risk
Financial assets	(12,130)	(5,375)
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding | Current | Expected credit losses collectively assessed
Credit risk
Financial assets	1,989,761	1,643,031
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding | Current | Expected credit losses collectively assessed | Carrying amount - principal
Credit risk
Financial assets	2,001,889	1,647,846
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding | Current | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	(12,128)	(4,815)
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding | Total | Expected credit losses collectively assessed
Credit risk
Financial assets	363	11,039
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding | Total | Expected credit losses collectively assessed | Carrying amount - principal
Credit risk
Financial assets	365	11,599
Credit risk | Commitments, financial guarantee contracts and acceptances outstanding | Total | Expected credit losses collectively assessed | Allowance
Credit risk
Financial assets	(2)	(560)
Credit risk | Loans | Carrying amount - principal
Credit risk
Financial assets	$ 1,840,657	$ 1,414,380
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Minimum of the year
Credit risk
Probability of Default	0.05
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Maximum of the year
Credit risk
Probability of Default	0.38
Credit risk | Loans | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	$ 876,482
Credit risk | Loans | Grades 1 - 4 | 0.05-0.41 | Minimum of the year
Credit risk
Probability of Default		0.05
Credit risk | Loans | Grades 1 - 4 | 0.05-0.41 | Maximum of the year
Credit risk
Probability of Default		0.41
Credit risk | Loans | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		$ 545,855
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Minimum of the year
Credit risk
Probability of Default	0.39
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Maximum of the year
Credit risk
Probability of Default	3.81
Credit risk | Loans | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	$ 676,409
Credit risk | Loans | Grades 5 - 6 | 0.42-3.81 | Minimum of the year
Credit risk
Probability of Default		0.42
Credit risk | Loans | Grades 5 - 6 | 0.42-3.81 | Maximum of the year
Credit risk
Probability of Default		3.81
Credit risk | Loans | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		$ 636,747
Credit risk | Loans | Grades 7 - 8 | 3.82-34.52 | Minimum of the year
Credit risk
Probability of Default	3.82	3.82
Credit risk | Loans | Grades 7 - 8 | 3.82-34.52 | Maximum of the year
Credit risk
Probability of Default	34.52	34.52
Credit risk | Loans | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	$ 287,766	$ 231,778
Credit risk | Loans | Current | Expected credit losses collectively assessed | Carrying amount - principal
Credit risk
Financial assets	1,840,292	1,402,781
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	876,482
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		545,855
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	676,044
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		630,648
Credit risk | Loans | Current | Expected credit losses collectively assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	287,766	226,278
Credit risk | Loans | Total | Expected credit losses collectively assessed | Carrying amount - principal
Credit risk
Financial assets	365	11,599
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	365
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		6,099
Credit risk | Loans | Total | Expected credit losses collectively assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	0	5,500
Credit risk | Customers' liabilities under acceptances | Carrying amount - principal
Credit risk
Financial assets	161,597	$ 245,065
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	64,761
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.05-0.41 | Minimum of the year
Credit risk
Probability of Default		0.05
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.05-0.41 | Maximum of the year
Credit risk
Probability of Default		0.41
Credit risk | Customers' liabilities under acceptances | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		$ 204,421
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	31,284
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.42-3.81 | Minimum of the year
Credit risk
Probability of Default		0.42
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.42-3.81 | Maximum of the year
Credit risk
Probability of Default		3.81
Credit risk | Customers' liabilities under acceptances | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		$ 1,155
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.82-34.52 | Minimum of the year
Credit risk
Probability of Default		3.82
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.82-34.52 | Maximum of the year
Credit risk
Probability of Default		34.52
Credit risk | Customers' liabilities under acceptances | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	65,552	$ 39,489
Credit risk | Customers' liabilities under acceptances | Current | Expected credit losses collectively assessed | Carrying amount - principal
Credit risk
Financial assets	161,597	245,065
Credit risk | Customers' liabilities under acceptances | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	64,761
Credit risk | Customers' liabilities under acceptances | Current | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		204,421
Credit risk | Customers' liabilities under acceptances | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	31,284
Credit risk | Customers' liabilities under acceptances | Current | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		1,155
Credit risk | Customers' liabilities under acceptances | Current | Expected credit losses collectively assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	65,552	39,489
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses collectively assessed | Carrying amount - principal
Credit risk
Financial assets	0	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.38 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses collectively assessed | Grades 1 - 4 | 0.05-0.41 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.39-3.81 | Carrying amount - principal
Credit risk
Financial assets	0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses collectively assessed | Grades 5 - 6 | 0.42-3.81 | Carrying amount - principal
Credit risk
Financial assets		0
Credit risk | Customers' liabilities under acceptances | Total | Expected credit losses collectively assessed | Grades 7 - 8 | 3.82-34.52 | Carrying amount - principal
Credit risk
Financial assets	$ 0	$ 0